Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operations and Reorganization
Total revenues	¥ 1,294,988	$ 198,466	¥ 1,151,637	¥ 617,226
Net loss	4,877	748	176,724	55,083
Net cash flows generated from operating activities	179,180	27,462	383,822	198,985
Net cash used in investing activities	123,845	18,981	(1,335,013)	(569,372)
Net cash used in financing activities	(5,804)	(889)	1,268,396	485,414
Net increase in cash, cash equivalents and restricted cash	244,500	$ 37,471	337,802	122,524
VIEs and VIEs Subsidiaries
Operations and Reorganization
Total revenues	1,294,888		1,151,637	617,226
Net loss	(23,673)		(291)	(2,372)
Net cash flows generated from operating activities	279,733		161,084	122,783
Net cash used in investing activities	(148,003)		(115,497)	(6,637)
Net cash used in financing activities	(6,500)		(6,283)
Net increase in cash, cash equivalents and restricted cash	125,230		39,304	¥ 116,146
Registered Capital	¥ 4,547		¥ 4,547